Short and Long-Term Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Short and Long-Term Obligations

	December 31,
	2019	2018
Ares Term L oan	$104,406	$—
JPM F acility	71,000	50,000
Less unamortized debt issuance costs	(1,229)	(927)

Total	174,177	49,073
Less current portion	174,177	—

Long-term portion	$—	$49,073